Cover	Apr. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2025
Entity File Number	001-39346
Entity Registrant Name	MONEYLION INC.
Entity Central Index Key	0001807846
Entity Tax Identification Number	85-0849243
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	249-245 West 17th Street, Floor 4
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	300-9865
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ML
Security Exchange Name	NYSE
Redeemable warrants: each whole warrant exercisable for 1/30
Title of 12(b) Security	Redeemable warrants: each whole warrant exercisable for 1/30
Trading Symbol	ML WS
Security Exchange Name	NYSE